Restatement of financial statements	12 Months Ended
Dec. 31, 2018
Restatement of financial statements [Abstract]
Restatement of financial statements
3. Restatement of financial statements

Pursuant to Accounting Standards Codification 360-10,
Property, plant, and equipment,
 if a subtotal for income from operations is included in a statement of operations, gains or losses on the sale of long-lived assets that are not discontinued operations, should be included in income from operations.

The Company identified an error in the classification of the net gains and losses on disposal of vessels in the Company’s consolidated statement of operations for the years ended December 31, 2018, 2017 and 2016. The Company is restating its consolidated statement of operations for the years ended December 31, 2018, 2017, and 2016 (the “Financial Statements”) to remove the subtotal for (loss)/profit from operations. There was no effect on the Company’s previously reported consolidated balance sheets as at December 31, 2018 and 2017, or consolidated statements of cashflows or changes in equity for the years ended December 31, 2018, 2017, and 2016.